Form N-CSR Cover	6 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 15
Entity Central Index Key	0000278187
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026